Concentration of Risk (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 23, 2012	Sep. 25, 2011	Sep. 23, 2012	Sep. 25, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Five Largest Suppliers [Member] | Accounts Payable [Member] | Supplier Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			46.30%		50.10%	46.20%
Five Largest Suppliers [Member] | Total Product Purchases [Member] | Supplier Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	70.70%	62.60%	70.80%	70.50%	70.00%	72.90%	75.40%
Five Largest Customers [Member] | Accounts Receivable [Member] | Credit Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			14.00%		18.60%	12.60%
Five Largest Customers [Member] | Sales Revenue, Goods, Net [Member] | Credit Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.40%	12.10%	11.30%	10.90%	11.30%	10.00%	9.50%